UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 28, 2009 (Unaudited)

Common Stocks--94.8%	Shares	Value ($)
Brazil--11.7%
Banco Itau Holding Financeira, ADR	235,495	2,161,844
Centrais Eletricas Brasileiras	256,762	2,813,065
Cia de Saneamento Basico do Estado de Sao Paulo	126,030	1,266,940
Cia de Saneamento de Minas Gerais	316,400	2,750,672
Cia Energetica de Minas Gerais, ADR	44,041	601,600
Cia Vale do Rio Doce, ADR	316,580	4,080,716
Empresa Brasileira de Aeronautica, ADR	70,500	762,105
Grendene	479,000	2,373,568
Medial Saude	364,300	1,029,802
Petroleo Brasileiro (Preferred), ADR	727,070	16,271,827
Tele Norte Leste Participacoes, ADR	558,870	6,773,504
Telemig Celular Participacoes (Rights)	287 [a]	744
Unibanco - Uniao de Bancos Brasileiros, ADR	60,850	3,184,280
Votorantim Celulose e Papel, ADR	299,050 [a]	1,429,459
		45,500,126
China--9.6%
Aluminum Corp. of China, Cl. H	1,002,700	470,348
Anhui Expressway, Cl. H	4,434,000	1,787,112
Bank of China, Cl. H	22,593,000	6,210,861
Bosideng International Holdings	27,966,000	1,888,208
China Molybdenum, Cl. H	2,067,000	756,342
China Telecom, Cl. H	4,531,800	1,509,587
Dongfang Electric, Cl. H	1,072,200	1,940,536
Huaneng Power International, Cl. H	5,596,600	3,621,057
PetroChina, ADR	28,930	2,050,269
PetroChina, Cl. H	10,214,000	7,245,041
Sinopec Shanghai Petrochemical, Cl. H	7,342,000	1,638,785
Sinotrans, Cl. H	14,768,500	2,182,107
TPV Technology	8,588,000	2,217,573
Weiqiao Textile, Cl. H	8,526,600	2,218,612
Yanzhou Coal Mining, ADR	4,200	23,856
Yanzhou Coal Mining, Cl. H	2,800,000	1,568,761
		37,329,055
Hong Kong--9.5%
Belle International Holdings	582,000	245,046
China Mobile	931,500	8,017,532
China Mobile, ADR	71,980	3,120,333
China Power International Development	23,270,292	4,515,477
China Unicom (Hong Kong)	3,691,198	3,261,423
CNOOC	2,078,000	1,794,592

CNOOC, ADR	28,370	2,437,834
Cosco Pacific	5,202,000	3,762,276
Denway Motors	9,995,300	2,982,061
Global Bio-Chem Technology Group	11,872,700	1,317,824
Nine Dragons Paper Holdings	5,989,000	1,597,905
NWS Holdings	926,898	1,177,710
Shanghai Industrial Holdings	615,030	1,385,227
Texwinca Holdings	2,883,300	1,254,417
		36,869,657
Hungary--1.1%
Magyar Telekom Telecommunications	843,988	1,955,761
Richter Gedeon	21,250	2,206,001
		4,161,762
India--7.0%
Andhra Bank	1,294,321	1,080,068
Bharat Petroleum	50,448	385,313
Dr. Reddy's Laboratories	94,540	714,367
Hindalco Industries	1,285,030	960,792
Hindustan Petroleum	311,511	1,692,333
ICICI Bank, ADR	39,650	494,039
India Cements	1,293,230	2,442,939
Jet Airways India	200,852 [a]	551,038
Mahanagar Telephone Nigam	2,279,450	2,839,852
Mahindra & Mahindra	359,110	2,155,239
Oil & Natural Gas	180,184	2,419,311
Reliance Industries	66,940	1,636,181
State Bank of India	81,370	1,620,205
State Bank of India, GDR	81,740 [b]	3,302,296
Steel Authority of India	882,058	1,296,646
Sterlite Industries (India)	86,920	411,665
Sterlite Industries (India), ADR	254,940	1,172,724
Tata Consultancy Services	243,510	2,268,697
		27,443,705
Indonesia--1.8%
Gudang Garam	5,099,500	2,180,833
Kalbe Farma	33,029,600	1,771,573
Telekomunikasi Indonesia	6,257,500	3,260,006
		7,212,412
Israel--.8%
Bank Hapoalim	874,700 [a]	1,555,255
Israel Discount Bank, Cl. A	2,664,958	1,784,099
		3,339,354
Malaysia--5.7%
AMMB Holdings	428,375	284,504
Gamuda	5,664,300	3,002,734
Genting	3,733,500	3,466,359

Malayan Banking	4,955,400	6,777,390
Resorts World	454,300	269,551
Sime Darby	2,882,600	4,368,268
Tenaga Nasional	2,285,800	3,955,895
		22,124,701
Mexico--3.4%
America Movil, ADR, Ser. L	183,120	4,665,898
Consorcio ARA	4,144,700	1,020,527
Embotelladoras Arca	1,329,100	2,138,079
Gruma, Cl. B	1,489,592 [a]	477,295
Grupo Continental	2,074,850	2,929,040
Grupo Modelo, Ser. C	730,700	1,894,638
		13,125,477
Philippines--.8%
ABS-CBN Holdings	2,186,400	568,067
Bank of the Philippine Islands	2,104,457	1,472,922
Metropolitan Bank & Trust	679,300	285,426
Union Bank of the Philippines	1,520,706	643,777
		2,970,192
Poland--.8%
Bank Pekao	49,320	1,045,744
Polski Koncern Naftowy Orlen	199,260	1,123,022
Telekomunikacja Polska	203,690	986,379
		3,155,145
Russia--5.5%
Cherepovets MK Severstal, GDR	87,420 [b]	317,335
Gazprom, ADR	789,565	10,256,449
LUKOIL, ADR	190,665	6,108,907
MMC Norilsk Nickel, ADR	387,341 [a]	1,820,503
Mobile Telesystems, ADR	105,640	2,502,612
VTB Bank, GDR	367,990 [b]	393,749
		21,399,555
South Africa--7.6%
AngloGold Ashanti, ADR	215,146	6,417,805
FirstRand	3,676,780	4,384,483
Gold Fields, ADR	137,260	1,397,307
JD Group	485,511	1,417,855
Nampak	2,314,703	2,954,940
Nedbank Group	472,992	3,522,281
Sanlam	658,221	995,311
Sappi	992,113	1,865,428
Sasol	105,130	2,621,748
Sasol, ADR	16,330	410,373
Standard Bank Group	105,470	678,431
Steinhoff International Holdings	293,822	326,243
Telkom	275,248	2,698,547

		29,690,752
South Korea--12.7%
Hana Financial Group	81,073	951,797
Hanwha Chemical	365,250	1,607,280
Hyundai Motor	73,007	2,308,397
Kangwon Land	203,370	1,635,550
KB Financial Group	275,525 [a]	5,237,198
KB Financial Group, ADR	11,260	211,913
Korea Electric Power	256,595 [a]	3,977,467
KT	12,830	311,450
KT, ADR	437,620	5,260,192
Kumho Tire	327,750 [a]	769,130
Lotte Shopping	30,124	3,184,501
POSCO	18,406	3,726,034
Samsung Electronics	41,939	12,963,991
Shinhan Financial Group	98,467 a	1,468,593
Shinhan Financial Group (Rights)	14,301 a	29,843
SK Telecom	4,433	539,196
SK Telecom, ADR	397,010	5,315,964
		49,498,496
Taiwan--10.0%
China Motor	3,639,107	1,178,575
Chinatrust Financial Holding	9,761,690	2,923,466
Compal Electronics	11,157,758	6,281,999
First Financial Holding	2,299,935	904,534
HON HAI Precision Industry	1,750,000	3,454,129
Mega Financial Holding	7,895,000	2,118,253
Nan Ya Printed Circuit Board	1,406,614	2,754,520
Nien Hsing Textile	2,491,000	541,817
Quanta Computer	2,805,163	2,815,864
SinoPac Financial Holdings	20,590,103	3,364,167
Taiwan Semiconductor Manufacturing	4,330,313	5,428,924
United Microelectronics	23,028,445	5,031,409
Yageo	13,260,200	2,000,579
		38,798,236
Thailand--5.2%
Bangkok Bank	968,900	1,975,437
Charoen Pokphand Foods	37,452,600	3,484,783
Delta Electronics Thai	277,874	80,940
Kasikornbank	3,484,000	4,244,227
Krung Thai Bank	29,814,300	3,387,566
Siam Cement	1,137,500	3,084,873
Thai Airways International	5,016,744	1,055,562
Thai Oil	1,574,700	1,034,866
Thai Union Frozen Products	3,598,521	1,913,850
		20,262,104

Turkey--1.4%
Petrol Ofisi	0 [a]	1
Turk Sise ve Cam Fabrikalari	3,303,828 [a]	1,846,148
Turkcell Iletisim Hizmet	394,290	1,959,738
Turkiye Garanti Bankasi	1,020,400 [a]	1,242,414
Turkiye Is Bankasi, Cl. C	144,025	277,867
		5,326,168
United Kingdom--.2%
JKX Oil & Gas	321,583	954,133

Total Common Stocks
(cost $662,757,925)		369,161,030

Preferred Stocks--2.5%
Brazil
Braskem, Cl. A	952,400	2,142,641
Centrais Eletricas Brasileiras, Cl. B	32,874	333,359
Cia de Tecidos do Norte de Minas - Coteminas	875,348 [a]	1,244,536
Cia Energetica de Minas Gerais	288,316	4,008,743
Cia Paranaense de Energia, Cl. B	200,900	1,873,409
Telemig Celular Participacoes	3,654	69,981
Total Preferred Stocks
(cost $13,595,508)		9,672,669

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,500,000)	4,500,000 [c]	4,500,000

Total Investments (cost $680,853,433)	98.4%	383,333,699
Cash and Receivables (Net)	1.6%	6,248,314
Net Assets	100.0%	389,582,013

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $4,013,380 or 1.0% of net assets.
c	Investment in affiliated money market mutual fund.

At February 28, 2009 , the aggregate cost of investment securities for income tax purposes was $680,853,433.
Net unrealized depreciation on investments was $297,519,734 of which $10,795,467 related to appreciated investment securities and $308,315,201 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

100-227-96

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 2/28/2009 ($)
Buys:
Poland Zloty	158,383	43,099	43,332	233
Expiring 3/2/2009
Poland Zloty	1,024,557	276,863	280,309	3,446
Expiring 3/3/2009

Sells:
Hong Kong Dollar
Expiring 3/2/2009	(52,006)	6,706	(6,706)	0
South African Rand
Expiring 3/2/2009	(206,581)	20,985	(20,443)	542
South African Rand
Expiring 3/3/2009	(566,039)	55,991	(56,016)	(25)

Total				4,196

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)